Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Schedule of Available-for-sale Securities [Line Items]
Payments to Acquire Investments	$ 290	$ 386	$ 227
Available-for-sale Securities, Gross Unrealized Gain (Loss)	14
Cash and Cash Equivalents [Domain]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	909	223
Prepaids and Other Current Assets
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	74	337
Other Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	248
Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	1,231	560
Level 1 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	1,231	560
Level 2 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0	0
Cash Equivalents [Member] | Cash and Cash Equivalents [Domain]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	909	223
Cash Equivalents [Member] | Prepaids and Other Current Assets
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Cash Equivalents [Member] | Other Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Cash Equivalents [Member] | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	909	223
Cash Equivalents [Member] | Level 1 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	909	223
Cash Equivalents [Member] | Level 2 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0	0
Time Deposits | Prepaids and Other Current Assets
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value		275
Time Deposits | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value		275
Time Deposits | Level 1 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value		275
Time Deposits | Level 2 | Recurring
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value		0
Debt Securities | Cash and Cash Equivalents [Domain] | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Debt Securities | Prepaids and Other Current Assets | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	15
Debt Securities | Other Assets [Member] | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	171
Debt Securities | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	186
Debt Securities | Level 1 | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	186
Debt Securities | Level 2 | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Exchange Traded Equity Funds | Cash and Cash Equivalents [Domain] | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Exchange Traded Equity Funds | Cash and Cash Equivalents [Domain] | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Exchange Traded Equity Funds | Prepaids and Other Current Assets | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	59	62
Exchange Traded Equity Funds | Prepaids and Other Current Assets | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Exchange Traded Equity Funds | Other Assets [Member] | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0
Exchange Traded Equity Funds | Other Assets [Member] | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	77
Exchange Traded Equity Funds | Recurring | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	59	62
Exchange Traded Equity Funds | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	77
Exchange Traded Equity Funds | Level 1 | Recurring | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	59	62
Exchange Traded Equity Funds | Level 1 | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	77
Exchange Traded Equity Funds | Level 2 | Recurring | Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	0	$ 0
Exchange Traded Equity Funds | Level 2 | Recurring | Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments at fair value	$ 0